Financial information by segment, Assets and liabilities by business sectors (Details) $ in Thousands, € in Millions	Dec. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,204,267			$ 7,483,259
Investments carried under the equity method	230,307			260,031	$ 294,581
Other current financial assets	188,886			195,893
Cash and cash equivalents (project companies)	448,301			600,990	622,689	$ 868,501
Assets held for sale	28,642			0
Total assets	8,714,333			9,100,911
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,319,260			4,553,052	5,036,193
Grants and other liabilities	1,233,808			1,252,513
Long-term and short-term corporate debt	1,084,838	$ 7,700	€ 7	1,017,200	1,023,071
Other non-current liabilities	44,489			45,365
Total liabilities	7,125,524			7,311,864
Equity	1,588,809			1,789,047	$ 1,748,605	$ 1,740,881
Total liabilities and equity	8,714,333			9,100,911
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	5,798,818			6,035,091
Investments carried under the equity method	189,672			207,870
Other current financial assets	10,866			6,706
Cash and cash equivalents (project companies)	299,987			392,577
Assets held for sale	0
Total assets	6,299,343			6,642,244
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,280,618			3,442,625
Grants and other liabilities	1,185,487			1,211,878
Total liabilities	4,466,105			4,654,503
Efficient Natural Gas & Heat [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	460,766			485,431
Investments carried under the equity method	0			10,034
Other current financial assets	103,907			116,366
Cash and cash equivalents (project companies)	35,098			73,673
Assets held for sale	28,642
Total assets	628,413			685,504
Liabilities allocated [Abstract]
Long-term and short-term project debt	401,460			440,999
Grants and other liabilities	32,916			32,138
Total liabilities	434,376			473,137
Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	777,360			800,067
Investments carried under the equity method	0			0
Other current financial assets	30,746			30,582
Cash and cash equivalents (project companies)	58,004			48,073
Assets held for sale	0
Total assets	866,110			878,722
Liabilities allocated [Abstract]
Long-term and short-term project debt	560,906			582,689
Grants and other liabilities	12,884			6,040
Total liabilities	573,790			588,729
Water [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	167,323			162,670
Investments carried under the equity method	40,635			42,128
Other current financial assets	43,367			42,240
Cash and cash equivalents (project companies)	21,887			25,498
Assets held for sale	0
Total assets	273,212			272,536
Liabilities allocated [Abstract]
Long-term and short-term project debt	76,276			86,739
Grants and other liabilities	2,521			2,457
Total liabilities	78,797			89,196
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional, PP&E and other intangible assets	7,204,267			7,483,259
Investments carried under the equity method	230,307			260,031
Other current financial assets	188,886			195,893
Cash and cash equivalents (project companies)	414,976			539,822
Assets held for sale	28,642
Total assets	8,067,078			8,479,005
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,319,260			4,553,052
Grants and other liabilities	1,233,808			1,252,513
Total liabilities	5,553,068			5,805,565
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	297,577			325,893
Other current assets (including cash and cash equivalents at holding company level)	349,678			296,013
Total assets	647,255			621,906
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	1,084,838			1,017,200
Other non-current liabilities	301,245			313,328
Other current liabilities	186,373			175,771
Total liabilities	1,572,456			1,506,299
Equity	1,588,809			1,789,047
Total liabilities and equity	$ 3,161,265			$ 3,295,346